Note F - Goodwill and Intangible Assets (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill, Impairment Loss	$ 0	$ 0
Amortization of Intangible Assets, Total	$ 206	$ 135	$ 156